Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ 4.9	$ 37.1	$ 103.8	$ 34.6	$ (70.0)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	11.3	11.0	47.3	43.3	38.6
Deferred income taxes	0.8	(0.3)	(10.2)	(12.7)	58.2
Provision for allowances, claims and doubtful accounts	0.9	0.1	1.7	3.4	3.0
Restructuring and other charges			1.1	11.1	12.0
Impairment charges on fixed assets and goodwill	0.9		1.0	9.3	1.4
Gain on bargain purchase				(5.8)
Pension and other postretirement benefits curtailment (gain) loss			(1.7)		2.0
Loss on retirement of debt			17.2	0.2
Other items			2.8	1.2	(0.3)
Change in operating assets and liabilities, net of effects of acquisitions:
Receivables	(41.5)	(42.8)	120.2	(2.4)	(138.5)
Inventories	(6.0)	(49.5)	(5.8)	92.9	(170.9)
Other assets	(0.1)	(8.0)	8.4	10.0	8.6
Accounts payable	54.5	98.7	(38.3)	(71.6)	102.4
Accrued liabilities	17.3	(1.6)	(8.4)	(14.5)	(2.5)
Accrued taxes payable/receivable	(0.9)	(1.5)	(3.0)	2.2	(5.5)
Deferred employee benefit costs	(12.4)	(9.9)	(49.5)	(46.6)	(36.9)
Net adjustments	24.8	(3.8)	82.8	20.0	(128.4)
Net cash provided by (used in) operating activities	29.7	33.3	186.6	54.6	(198.4)
INVESTING ACTIVITIES:
Acquisitions, net of cash acquired			(5.1)	(95.2)	(12.0)
Decrease in restricted cash	(0.1)	(3.1)	1.4	16.7	3.9
Capital expenditures	(4.0)	(14.5)	(40.8)	(47.0)	(27.0)
Investment in joint venture		(2.9)	(2.9)
Increase in cash due to consolidation of joint venture		3.0	3.0
Proceeds from sales of property, plant and equipment	0.2	2.9	11.6	11.3	5.5
Other investments			(2.5)	(0.8)	(14.8)
Net cash used in investing activities	(3.9)	(14.6)	(35.3)	(115.0)	(44.4)
FINANCING ACTIVITIES:
Long-term debt issued			900.0
Long-term debt retired			(484.6)
Repayment of debt				(11.8)	(10.6)
Proceeds from credit facility borrowings					180.0
Repayment of credit facility borrowings					(180.0)
Net proceeds/(repayments) of short-term borrowings	(41.1)	(24.1)	(149.0)	68.5	206.0
Long-term debt issuance costs	(0.2)		(18.1)
Credit facility issuance costs				(15.8)
Purchase of subsidiary shares from noncontrolling interest					(17.5)
Net increase (decrease) in book overdrafts	19.9	(15.4)	(11.8)	17.0	6.6
Distributions made to parent			(379.9)
Net cash provided by (used in) financing activities	(21.4)	(39.5)	(143.4)	57.9	184.5
Net increase (decrease) in cash and cash equivalents	4.4	(20.8)	7.9	(2.5)	(58.3)
Effect of exchange rate changes on cash and cash equivalents	(1.2)	1.4	1.6	1.6	5.6
Net change in cash and cash equivalents	3.2	(19.4)	9.5	(0.9)	(52.7)
Beginning cash and cash equivalents	70.8	61.3	61.3	62.2	114.9
Cash and cash equivalents - end of period	74.0	41.9	70.8	61.3	62.2
Cash paid (received) during the period for:
Interest paid to third parties	4.6	7.1	67.6	71.5	66.1
Income taxes, net	$ 0.9	$ 3.2	$ 5.2	$ (3.1)	$ (46.8)